CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive Income/(loss) CNY (¥)	(Accumulated deficit)/ Retained earnings CNY (¥)	CNY (¥) shares	USD ($) shares
Beginning balance at Dec. 31, 2021 | ¥	¥ 123	¥ (42,897)	¥ 5,100,486	¥ 11,553	¥ (247,833)	¥ 4,821,432
Beginning balance, issued (in shares) at Dec. 31, 2021	189,856,980
Beginning balance, Outstanding (in shares) at Dec. 31, 2021	169,995,926
Treasury stock, beginning balance (in shares) at Dec. 31, 2021		1,301,054
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees | ¥	¥ 2		22,133			22,135
Share-based awards provided to employees, issued (in shares)	3,035,692
Share-based awards provided to employees, Outstanding (in shares)	3,035,692
Share-based awards provided to employees of consolidated group of CreditEase | ¥	¥ 4		38,164		(38,168)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)	6,406,670
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)	6,406,670
Repurchase of ordinary shares | ¥		¥ (3,837)				(3,837)
Repurchase of ordinary shares (in shares)	(860,520)	860,520
Foreign currency translation adjustment | ¥				8,563		8,563
Unrealized (loss)/gain on other financial investments | ¥				(12,351)		(12,351)
Net income | ¥					1,194,871	1,194,871
Ending balance at Dec. 31, 2022 | ¥	¥ 129	¥ (46,734)	5,160,783	7,765	908,870	6,030,813
Ending balance, issued (in shares) at Dec. 31, 2022	199,299,342
Ending balance, Outstanding (in shares) at Dec. 31, 2022	178,577,768
Treasury stock, ending balance (in shares) at Dec. 31, 2022		2,161,574
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees | ¥	¥ 1		6,751			6,752
Share-based awards provided to employees, issued (in shares)	869,556
Share-based awards provided to employees, Outstanding (in shares)	869,556
Share-based awards provided to employees of consolidated group of CreditEase | ¥			3,698		(3,698)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)	479,542
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)	479,542
Repurchase of ordinary shares | ¥		¥ (48,117)				(48,117)
Repurchase of ordinary shares (in shares)	(5,219,898)	5,219,898
Foreign currency translation adjustment | ¥				(1,909)		(1,909)
Unrealized (loss)/gain on other financial investments | ¥				17,813		17,813
Net income | ¥					2,080,197	2,080,197
Ending balance at Dec. 31, 2023 | ¥	¥ 130	¥ (94,851)	5,171,232	23,669	2,985,369	¥ 8,085,549
Ending balance, issued (in shares) at Dec. 31, 2023	200,648,440
Ending balance, Outstanding (in shares) at Dec. 31, 2023	174,706,968
Treasury stock, ending balance (in shares) at Dec. 31, 2023		7,381,472				7,381,472	7,381,472
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees | ¥	¥ 1		16,927			¥ 16,928
Share-based awards provided to employees, issued (in shares)	1,443,550
Share-based awards provided to employees, Outstanding (in shares)	1,443,550
Share-based awards provided to employees of consolidated group of CreditEase | ¥	¥ 1		10,298		(10,299)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)	785,436
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)	785,436
Dividends paid to shareholders | ¥					(122,333)	(122,333)
Repurchase of ordinary shares | ¥		¥ (75,612)				(75,612)
Repurchase of ordinary shares (in shares)	(4,330,180)	4,330,180
Foreign currency translation adjustment				22,142		22,142	$ 3,033
Unrealized (loss)/gain on other financial investments				33,457		33,457	4,584
Net income					1,582,299	1,582,299	216,774
Ending balance at Dec. 31, 2024	¥ 132	¥ (170,463)	¥ 5,198,457	¥ 79,268	¥ 4,435,036	¥ 9,542,430	$ 1,307,308
Ending balance, issued (in shares) at Dec. 31, 2024	202,877,426
Ending balance, Outstanding (in shares) at Dec. 31, 2024	172,605,774
Treasury stock, ending balance (in shares) at Dec. 31, 2024		11,711,652				11,711,652	11,711,652